Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
22.
Related Party Transactions

The Company regularly enters into related party transactions with entities associated with, and under control of, the majority owner of the Company. Management believes some transactions were conducted on terms equivalent to those prevailing in an arm’s-length transaction. However, some amounts earned or that were charged under these arrangements were not negotiated at arm’s length and may not represent the terms that the Company might have obtained from an unrelated third party. See below for a description of transactions with related parties.

Purchases from Related Parties

LGM Ventures, LLC (“LGMV”) is an entity owned by Thomas James Segrave, Jr. Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC are subsidiaries of LGMV and sellers of fuel. During the three and nine months ended September 30, 2024, the Company purchased a total of $327 and $1,220 in fuel from subsidiaries of LGMV, respectively. This fuel represents approximately 2% of the Company’s total fuel purchases during both the three and nine months ended September 30, 2024 respectively. During the three and nine months ended September 30, 2023 the Company purchased a total of $249 and $1,550 in fuel from subsidiaries of LGMV, respectively. This fuel represents approximately 3% of the Company’s total fuel purchases during both the three and nine months ended September 30, 2023.

Leases from Related Parties

Kinston Jet Center, LLC, Kinston Jet House, LLC, JS Longitude, and LGM Auto, LLC are subsidiaries of LGMV and lessors of real property and equipment (such as trucks, trailers and vans). During the three and nine months ended September 30, 2024 the Company incurred rent expense to subsidiaries of LGMV totaling $815 and $2,877, respectively. During the three and nine months ended September 30, 2023 the Company incurred rent expense to subsidiaries of LGMV totaling $422 and $1,078. See Note 17 "Leases" for further details.

Due to Related Parties

Outstanding accounts payable to related parties for fuel and lease purchases from LGMV as of September 30, 2024 and December 31, 2023 were $314 and $0, respectively.

Sales to Related Parties

The Company allows owners of subsidiaries and lessor SAEs without Equity (“lessor VIEs”) to charter flights at a reduced rate. During the three and nine months ended September 30, 2024, the Company recorded $4,446 and $14,137 in charter flight revenue from owners of subsidiaries and lessor VIEs, respectively. During the three and nine months ended September 30, 2024, the Company recorded $40 and $40 in charter flight revenue from non-owner related parties. During the three and nine months ended September 30, 2023, the Company recorded $6,034 and $18,387 in charter flight revenue from owners of subsidiaries and lessor VIEs, respectively. During the three and nine months ended September 30, 2023, the Company recorded zero and $101 in charter flight revenue from non-owner related parties.

Receivables from Related Parties

Short term accounts receivable from related parties are comprised of these customer flight activity charges that exceed the prepaid balances of the respective customer’s account and totaled $1,892 and $1,911 as of September 30, 2024 and December 31, 2023, respectively.

Related party receivables from LGMV are $177 as of September 30, 2024 and $0 as of December 31, 2023, respectively.

Notes Receivable

In the normal course of its business, the Company finances upfront third-party buyers of their SAEs and holds notes receivable from these buyers. Notes receivable was comprised of $2,305 of a related parties' purchases of 99% ownership of a consolidated subsidiary as of September 30, 2024. During the nine months ended September 30, 2024, the Company applied $3,973 in notes receivable from a related party towards the Company's purchase of their 99% ownership interest.

Notes receivable was comprised of $2,404 of a related party’s purchase of 99% ownership of a consolidated subsidiary and $2,433 of another related party’s purchase of 99% ownership of a consolidated subsidiary as of December 31, 2023.

Notes Payable to Related Parties - Short Term

In December 2023, the Company issued $15,871 in principal amount of senior secured notes due in December 2024 in a private offering. The notes were issued with a stated rate of 14% and interest is payable monthly in arrears. The senior secured notes will mature one year from the issuance date at which time the full principal amount will be due, along with any accrued unpaid interest. As of September 30, 2024 and December 31, 2023 unamortized debt issuance cost related to the short term senior secured note was $177 and $879, respectively.

Total interest expense related to the senior secured note was $809 and $0 for the three months ended September 30, 2024 and 2023, respectively, and total interest expense related to the senior secured note was $2,372 and $0 for the nine months ended September 30, 2024 and 2023, respectively.

On December 27, 2023, the Company entered into an additional promissory note with the EGA Sponsor with a principal amount of $3,947. The promissory note bears an annual interest rate of 8% with a maturity date of September 18,

2024. Total accrued interest related to the EGA Sponsor note was $132 and $0 as of September 30, 2024 and December 31, 2023, respectively.

Total interest expense related to the EGA sponsor note was $79 and $0 for the three months ended September 30, 2024 and 2023, respectively, and total interest expense related to the EGA sponsor note was $237 and $0 for the nine months ended September 30, 2024 and 2023, respectively.

The balance of the Short-term notes payable - related party on the consolidated balance sheets was $22,455 and $18,939 as of September 30, 2024 and December 31, 2023, respectively.

Issuance of Senior Secured Note

On January 26, 2024 (the “Effective Date”), FlyExclusive Jet Share, LLC (the “Borrower”), a wholly-owned subsidiary of LGM, which is the operating company of flyExclusive, Inc. (the “Company,” and together with LGM as guarantors; in such capacity, the “Parent Guarantors”) entered into a Senior Secured Note (the “Note”) with ETG FE LLC (a related party of the Company through its affiliation with the EGA Sponsor), as the initial holder of the Note (the “Noteholder”), Kroll Agency Services, Limited, as administrative agent (the “Administrative Agent”) and Kroll Trustee Services, Limited, (the “Collateral Agent”).

The Note covers borrowings of an aggregate principal amount of up to approximately $25,773, up to $25,000 of which is to finance the purchase or refinancing of aircraft relating to the Company’s fractional ownership program (the “Revolving Loan”). The Note matures on January 26, 2026 (the “Maturity Date”), at which time the aggregate outstanding principal amount and all accrued and unpaid interest (including accrued and unpaid fees and expenses) payable under the Note shall be due and payable. The full amount available for borrowings under the Note has been funded by the placement thereof into a cash escrow account, which will be released to the Borrower upon the satisfaction of certain conditions precedent contained in the Note. The Borrower may re-borrow repaid funds up until the Maturity Date unless it chooses to permanently reduce the borrowing availability under the Note and pays a prepayment premium equal to (i) if prior to January 26, 2025, the make-whole fee as detailed in the Note, or (ii) thereafter, the outstanding principal amount being prepaid multiplied by 3.00%.

Following the occurrence of any Prepayment Event (as defined in the Note), at the option of the then majority Noteholders, the Borrower shall prepay the outstanding principal amount, all accrued and unpaid interest, and all other amounts in cash necessary to pay the Note in full. A Prepayment Event is the occurrence of any of the following: (i) a Change in Control (as defined in the Note); (ii) the Borrower or any of its subsidiaries incurring debt to refinance the Note; or (iii) the Borrower or any of its subsidiaries incurring debt in violation of the Note. A Change in Control is the occurrence of any of the following: (i) Thomas James Segrave, Jr. (the “Personal Guarantor”) ceasing to directly or indirectly own, free and clear of all liens or other encumbrances, at least 51% of the outstanding voting equity interests of the Company on a fully diluted basis; (ii) the Company ceasing to own, directly or indirectly, less than 100% of the outstanding equity interests of LGM; (iii) LGM ceasing to own, directly or indirectly, less than 100% of the outstanding equity interests of the Borrower; (iv) the occurrence of any “change of control” or similar provision under any agreement governing debt of the Parent Guarantors, the Borrower, or any of their respective subsidiaries; or (v) a sale, lease or other disposition (including by casualty or condemnation) of all, substantially all, or more than 50% of the consolidated assets of the Parent Guarantors, the Borrower, and their respective subsidiaries.

The Note carries an interest rate of 3.00% per annum for the outstanding principal amount on deposit in the cash escrow account and 13.00% per annum for the outstanding principal amount that is withdrawn and released to the Borrower. All accrued and unpaid interest is due and payable in arrears on the last day of each calendar month (a “Payment Date”), commencing with the last day of the first calendar month following the first borrowing date and continuing until payment in full. On each Payment Date, the Borrower shall make a payment of the outstanding principal amount equal to 1.00% of each advance amount withdrawn from the cash escrow account and released to the Borrower and that has been outstanding for more than thirty (30) days.

The obligations of the Borrower under the Note are secured on a first lien basis by the Collateral (as defined in the Security Agreement (as defined in the Note), and consisting generally of all sale proceeds from the disposition of fractional interests in aircraft or whole aircraft, certain rights in aircraft and all deposit accounts of the Borrower), and on a second lien basis by the pledged membership interests of the Borrower held by LGM. The Note includes customary affirmative and negative covenants, including certain limitations on the incurrence of additional indebtedness and liens, as well as usual and customary events of default for notes of this nature.

The obligations of the Borrower under the Note are guaranteed by the Parent Guarantors and by the Personal Guarantor. As of the date that these condensed consolidated financial statements (unaudited) were available to be issued, the Company has drawn $25,643 under the Note. As of September 30, 2024 and December 31, 2023 unamortized debt issuance cost related to the Senior Secured Note was $638 and $0, respectively.

Total interest expense related to the Senior Secured Note was $962 and $0 for the three months ended September 30, 2024 and 2023, respectively and total interest expense related to the Senior Secured Note was $2,450 and $0 for the nine months ended September 30, 2024 and 2023, respectively.

Other Transactions with Related Parties

The Company is a guarantor to a term note, dated January 29, 2021, between Sea Jay, LLC and a financial institution where the initial principal balance is in the amount of $11,900. Sea Jay, LLC is wholly owned by LGMV.

The Company is a guarantor to two term notes, dated February 25, 2022 and November 17, 2023, between Kinston Jet Center, LLC and a financial institution where the initial principal balances are in the amounts of $5,280 and $1,800, respectively.

On September 14, 2023, the Company exercised its repurchase option on a 50% interest of an aircraft co-owned with Peter Hopper, Director, which resulted in the termination of an aircraft lease with DH Aviation, LLC and subsequent purchase of 50% of the underlying aircraft. This purchase option was settled with a cashless transaction, in which the Company received the aircraft interest in exchange for settling $1,650 of trade receivables the seller had with the Company. The nature of this transaction was agreed upon in the early stages of the relationship.

On December 15, 2023, the Company distributed 100% of the equity interests in its wholly-owned subsidiary, JS Longitude, LLC ("JS Longitude"), to the Existing Equityholders, and concurrent with this distribution the Existing Equityholders transferred these equity interests to LGMV. The Company will continue to lease the aircraft held by JS Longitude for Segrave's business and personal use at a rate of $200 per month. In conjunction with the transfer, $16,004 in debt related to the purchase of the aircraft held by JS Longitude was transferred to LGMV.

21.
Related Party Transactions

The Company regularly enters into related party transactions with entities associated with, and under control of, the majority owner of the Company. Management believes some transactions were conducted on terms equivalent to those prevailing in an arm’s-length transaction. However, some amounts earned or that were charged under these arrangements were not negotiated at arm’s length and may not represent the terms that the Company might have obtained from an unrelated third party. See below for a description of transactions with related parties.

Purchases from Related Parties

LGM Ventures, LLC (“LGMV”) is an entity with the same ownership structure as the Company. Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC are subsidiaries of LGMV and sellers of fuel. During the years ended December 31, 2023 and 2022, the Company purchased a total of $2,027 and $2,185 in fuel from subsidiaries of LGMV, respectively. This fuel represents approximately 3% and 3% of the Company’s total fuel purchases during the years ended December 31, 2023 and 2022, respectively.

Leases from Related Parties

Kinston Jet Center, LLC, Kinston Jet House, LLC, and LGM Auto, LLC are subsidiaries of LGMV and lessors of real property and equipment (such as trucks, trailers and vans). During the years ended December 31, 2023 and 2022, the Company incurred rent expense to subsidiaries of LGMV totaling $1,646 and $1,235, respectively. See Note 16, "Leases" for further details.

Due to Related Parties

Amounts due to related parties on the consolidated balance sheets as of December 31, 2023 were zero. Amounts due to related parties on the consolidated balance sheets as of December 31, 2022 totaled $72 and relate to fuel and lease purchases from LGMV and Kinston Jet Center, LLC. Accounts payable to related parties for fuel and lease purchases are recorded as increase in equity and a decrease in due to related parties at closing. As of December 31, 2023 and 2022, the Company recognized an increase in equity related to related party payables of $1,047 and $6,188, respectively.

Sales to Related Parties

The Company allows owners of subsidiaries and lessor SAEs without Equity (“lessor VIEs”) to charter flights at a reduced rate. During the years ended December 31, 2023 and 2022, the Company recorded $22,279 and $22,468 in charter flight revenue from owners of subsidiaries and lessor VIEs, respectively. During the years ended December 31, 2023 and

2022, the Company recorded $80 and $15 in revenue from related parties not considered owners of subsidiaries or lessor VIEs, respectively.

Receivables from Related Parties

Short term accounts receivable from related parties are comprised of customer flight activity charges and totaled $1,911 and $2,996 as of December 31, 2023 and December 31, 2022, respectively.

In addition, long-term accounts receivable from related parties are comprised of customer flight activity charges that are not expected to be repaid until the Company's exercise of a repurchase option within the lease agreement with the related party. Upon this repurchase by the Company, any outstanding receivable balance due to the Company would offset the aggregate repurchase option exercise price. Long-term accounts receivable from related parties totaled $0 and $2,629 as of December 31, 2023 and December 31, 2022, respectively.

Accounts receivable from related parties are recorded as a decrease in equity and a decrease in accounts receivable from related parties at closing. As of December 31, 2023 and 2022, the Company recognized a reduction of equity related to related party receivables of $6,114 and $12,894, respectively.

The Company occasionally makes accounts payable payments on behalf of LGMV. Related party receivables from LGMV are immaterial as of December 31, 2023 and December 31, 2022, respectively.

Notes Receivable

In the normal course of its business, the Company finances upfront third-party buyers of their SAEs and holds notes receivable from these buyers. Notes receivable is comprised of $2,433 of a related party’s purchase of 99% ownership of a consolidated subsidiary and $2,404 of another related party’s purchase of 99% ownership of a consolidated subsidiary as of December 31, 2023.

Notes receivable is comprised of $2,572 of a related party’s purchase of 99% ownership of a consolidated subsidiary and $2,545 of another related party’s purchase of 99% ownership of a consolidated subsidiary as of December 31, 2022.

Short-Term Notes Payable to Related Parties

In December 2023, the Company issued to the Sponsor $15,871 in principal amount of senior secured notes due in December 2024. The notes were issued with a stated rate of 14% and interest is payable monthly in arrears. The senior secured notes will mature one year from closing date, at which time the full principal amount will be due, along with any accrued unpaid interest. Unamortized debt issuance costs related to the senior secured notes were $879 as of December 31, 2023. On December 27, 2023, the Company entered into an additional promissory note with the EGA Sponsor, with a principal amount of $3,947. The promissory note bears an annual interest rate of 8% with a maturity date of September 18, 2024. As of December 31, 2023, the balance of the Short-term notes payable - related party on the consolidated balance sheets was $18,939.

Other Transactions with Related Parties

The Company is a guarantor to a term note, dated January 29, 2021, between Sea Jay, LLC and a financial institution where the initial principal balance is in the amount of $11,900. Sea Jay, LLC is wholly owned by LGMV.

The Company is a guarantor to two term notes, dated February 25, 2022 and November 17, 2023, between Kinston Jet Center, LLC and a financial institution where the initial principal balances are in the amounts of $5,280 and $1,800, respectively.

On September 14, 2023, the Company exercised its repurchase option on a 50% interest of an aircraft co-owned with Peter Hopper, Director, which resulted in the termination of an aircraft lease with DH Aviation, LLC and subsequent purchase of 50% of the underlying aircraft. This purchase option was settled with a cashless transaction, in which the Company received the aircraft interest in exchange for settling $1,650 of trade receivables the seller had with the Company. The nature of this transaction was agreed upon in the early stages of the relationship.

On December 15, 2023, the Company distributed 100% of the equity interests in its wholly-owned subsidiary, JS Longitude, LLC ("JS Longitude"), to the Existing Equityholders, and concurrent with this distribution the Existing Equityholders transferred these equity interests to LGMV. The Company will continue to lease the aircraft held by JS Longitude for Segrave's business and personal use at a rate of $200 per month. In conjunction with the transfer, $16,004 in debt related to the purchase of the aircraft held by JS Longitude was transferred to LGMV.